Taxation - Schedule of deferred tax (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation
Deferred tax assets	£ 220	£ 312
Deferred tax liabilities	(3,601)	(3,357)
Deferred tax assets and liabilities	£ (3,381)	£ (3,045)	£ (3,122)